Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000009557 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Equity Portfolio
Trading Symbol	QDVPAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Equity Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Equity Portfolio	$37	0.70%*
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 11.96%, versus a 10.21% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+111% vs +20%)
    Samsung Electronics (+160%), Applied Materials (+182%), and Texas Instruments (+74%) - three largest individual contributors
    Applied Materials - no longer a Fund holding
  Health Care - outperformed the Index sector (+21% vs +3%)
    CVS Health (+33%), Viatris (+30%), and UnitedHealth Group (+28%)
  Overweight in Energy (average weighting 7% vs 3%)
  Individual holdings
    MGM Resorts (+31%), Alphabet (+14%), U.S. Bancorp (+15%), and Teck Resources (+25%)
Detractors from Performance
  Financials - underperformed the Index sector (-3% vs -1%) and significantly overweight (average weighting 28% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Wells Fargo (-10%), Ping An Insurance (-20%), and Markel Group (-9%)
  Significantly underweight in Information Technology (average weighting 11% vs 35%)
  Energy - underperformed the Index sector (+6% vs +20%)
  Communication Services - underperformed the Index sector (-2% vs +1%) and overweight (average weighting 13% vs 10%)
    Meta Platforms (-15%) and Pinterest (-19%)
  Underweight in Industrials (average weighting 3% vs 9%), the strongest performing sector of the Index
  Individual holdings
    Trip.com Group (-45%), Prosus (-30%), JBS (-11%), and LyondellBasell Industries (-5%)
    LyondellBasell Industries - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Equity Portfolio	27.73%	11.40%	13.94%
S&P 500 Index	22.32%	13.40%	15.50%
Russell 1000 Value Index	27.12%	11.17%	11.52%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 116,100,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 309,100
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$116.1
Total number of portfolio holdings as of 06/30/26	43
Portfolio turnover rate for the period	11%
Total advisory fees paid for the period (in thousands)	$309.1

Holdings [Text Block]	Top Sectors as of 06/30/26 Net Assets
Financials	26.37%
Health Care	16.88%
Consumer Discretionary	12.94%
Communication Services	12.58%
Information Technology	10.23%

[1]	Annualized.